Accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued Liabilities
	December 31, 2015	December 31, 2014
Other tax payables	$7,961	$9,683
Accrued expense	13,521	430
Other payable	3,064	527
Other accrual and payables	2,195	648

Total accrued liabilities	$26,741	$11,288